Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

At June 30, 2026 and December 31, 2025, accounts receivable, net consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Accounts receivable	$6,363,085	$6,920,852
Less: allowance for expected credit losses	(1,013,079)	(485,442)
Accounts receivable, net	5,350,006	6,435,410
Less: current portion	5,350,006	5,407,989
Non-current accounts receivable, net	$-	$1,027,421

Schedule of Allowance for Credit Losses

The following table describes the movements in the allowance for expected credit losses during the six months ended June 30, 2026 and 2025.

	2026	2025
	(Unaudited)	(Unaudited)
Balance at December 31,	$485,442	$125,643
Provision for expected credit losses	506,980	482,621
Foreign exchange difference	20,657	8,376
Balance at June 30 (Unaudited)	$1,013,079	$616,640